SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2023 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	The translation has been made at the rate of ¥7.2513 = US$1.00, the approximate exchange rate prevailing on June 30, 2023.	The translation has been made at the rate of ¥7.2513 = US$1.00, the approximate exchange rate prevailing on June 30, 2023.
Short-term investments	¥ 184,200,000		¥ 0			$ 25,400,198
Accrued interest income from short-term investment	2,900,000	$ 400,198	0
Allowance for credit losses	7,300,000					1,000,000.0
Impairment for long-lived assets	6,259,124	863,173	0	¥ 768,312
Investment Income				266,707
Contract assets and contract liabilities from contracts with customers
Contract costs	49,572,685		33,858,820			6,836,386
Contract liabilities	2,748,365		2,107,277			$ 379,017
Shipping and handling expenses	10,638,978	1,467,182	10,150,802	8,038,965
Impairment loss			0	0	¥ 0
Investment income		0	15,411
Revenue recognized	1,901,277	262,198	7,390,276	1,899,561
Impairment loss on goodwill and intangible assets	4,730,002	652,297	2,266,893	0
Shipping and Handling
Contract assets and contract liabilities from contracts with customers
Shipping and handling expenses	¥ 789,932	$ 108,937	¥ 537,371	¥ 444,824
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years					2 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years					10 years
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years					3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years					2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years					10 years
Equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years					20 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years					20 years